LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.67%
Aerospace & Defense–1.60%
Curtiss-Wright Corp.	4,756	$1,563,250
HEICO Corp.	4,454	1,164,632
Huntington Ingalls Industries, Inc.	11,002	2,908,709
L3Harris Technologies, Inc.	11,857	2,820,424
		8,457,015
Automobile Components–0.78%
†Aptiv PLC	25,391	1,828,406
BorgWarner, Inc.	63,892	2,318,641
		4,147,047
Banks–3.98%
Commerce Bancshares, Inc.	49,447	2,937,152
First Hawaiian, Inc.	87,865	2,034,075
†NU Holdings Ltd. Class A	117,634	1,605,704
PNC Financial Services Group, Inc.	10,035	1,854,970
Truist Financial Corp.	119,942	5,129,919
U.S. Bancorp	118,264	5,408,212
Westamerica BanCorp	41,412	2,046,581
		21,016,613
Beverages–1.38%
†Celsius Holdings, Inc.	7,047	220,994
Heineken NV	35,593	3,155,363
Pernod Ricard SA	25,970	3,919,991
		7,296,348
Biotechnology–0.88%
†Alnylam Pharmaceuticals, Inc.	4,514	1,241,485
†Amicus Therapeutics, Inc.	62,832	671,046
†Argenx SE ADR	1,249	677,058
†BioMarin Pharmaceutical, Inc.	9,415	661,780
†Natera, Inc.	11,067	1,404,956
		4,656,325
Building Products–0.81%
†AZEK Co., Inc.	9,016	421,949
Johnson Controls International PLC	25,275	1,961,592
Lennox International, Inc.	3,113	1,881,155
		4,264,696
Capital Markets–5.67%
AllianceBernstein Holding LP	43,236	1,508,504
ARES Management Corp. Class A	14,852	2,314,536
Bank of New York Mellon Corp.	100,924	7,252,399
†Coinbase Global, Inc. Class A	5,694	1,014,500
LPL Financial Holdings, Inc.	7,029	1,635,156
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI, Inc.	4,225	$2,462,879
Northern Trust Corp.	91,428	8,231,263
T. Rowe Price Group, Inc.	40,697	4,433,124
TPG, Inc.	19,549	1,125,240
		29,977,601
Chemicals–1.14%
Akzo Nobel NV	51,726	3,644,736
Avient Corp.	16,559	833,249
Element Solutions, Inc.	57,251	1,554,937
		6,032,922
Commercial Services & Supplies–0.63%
Republic Services, Inc.	16,639	3,341,777
		3,341,777
Communications Equipment–1.29%
†Arista Networks, Inc.	2,893	1,110,391
†F5, Inc.	18,994	4,182,479
Juniper Networks, Inc.	39,323	1,532,811
		6,825,681
Construction & Engineering–0.89%
Vinci SA	40,391	4,718,680
		4,718,680
Consumer Staples Distribution & Retail–1.92%
Casey's General Stores, Inc.	1,286	483,163
†Dollar Tree, Inc.	43,857	3,084,024
Koninklijke Ahold Delhaize NV	190,607	6,583,762
		10,150,949
Containers & Packaging–1.58%
Graphic Packaging Holding Co.	143,973	4,260,161
Packaging Corp. of America	19,028	4,098,631
		8,358,792
Distributors–0.43%
Pool Corp.	6,033	2,273,234
		2,273,234
Diversified Consumer Services–0.49%
†Bright Horizons Family Solutions, Inc.	8,474	1,187,462
†Duolingo, Inc.	5,008	1,412,356
		2,599,818
Diversified Telecommunication Services–0.56%
BCE, Inc.	84,834	2,949,384
		2,949,384
Electric Utilities–5.22%
Duke Energy Corp.	32,461	3,742,753
Edison International	77,943	6,788,056
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy, Inc.	85,773	$5,318,784
Eversource Energy	86,056	5,856,111
Xcel Energy, Inc.	89,983	5,875,890
		27,581,594
Electrical Equipment–2.26%
AMETEK, Inc.	4,924	845,500
Atkore, Inc.	8,538	723,510
Emerson Electric Co.	66,492	7,272,230
Hubbell, Inc.	1,607	688,359
Regal Rexnord Corp.	6,338	1,051,347
Vertiv Holdings Co. Class A	13,813	1,374,255
		11,955,201
Electronic Equipment, Instruments & Components–0.90%
CDW Corp.	6,577	1,488,375
TE Connectivity PLC	21,487	3,244,322
		4,732,697
Energy Equipment & Services–0.90%
Baker Hughes Co.	132,160	4,777,584
		4,777,584
Entertainment–0.20%
†Spotify Technology SA	2,866	1,056,207
		1,056,207
Financial Services–0.76%
†Corpay, Inc.	6,435	2,012,611
Edenred SE	53,321	2,019,231
		4,031,842
Food Products–2.51%
Conagra Brands, Inc.	262,134	8,524,598
General Mills, Inc.	64,018	4,727,729
		13,252,327
Gas Utilities–1.52%
ONE Gas, Inc.	54,643	4,066,532
Spire, Inc.	59,087	3,975,964
		8,042,496
Ground Transportation–2.02%
CSX Corp.	78,741	2,718,927
Norfolk Southern Corp.	26,155	6,499,517
†XPO, Inc.	13,614	1,463,641
		10,682,085
Health Care Equipment & Supplies–6.98%
Becton Dickinson & Co.	21,692	5,229,941
DENTSPLY SIRONA, Inc.	89,433	2,420,057
†Dexcom, Inc.	18,003	1,206,921
†Envista Holdings Corp.	132,260	2,613,458
GE HealthCare Technologies, Inc.	51,367	4,820,793
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	34,818	$2,836,274
†IDEXX Laboratories, Inc.	2,668	1,347,927
†Insulet Corp.	5,231	1,217,515
Medtronic PLC	36,635	3,298,249
Zimmer Biomet Holdings, Inc.	110,178	11,893,715
		36,884,850
Health Care Providers & Services–6.37%
Cardinal Health, Inc.	45,605	5,040,264
Cencora, Inc.	11,028	2,482,182
†Centene Corp.	47,443	3,571,509
†Henry Schein, Inc.	113,141	8,247,979
Labcorp Holdings, Inc.	22,012	4,919,242
Quest Diagnostics, Inc.	41,451	6,435,268
Universal Health Services, Inc. Class B	12,985	2,973,695
		33,670,139
Health Care REITs–1.28%
Healthpeak Properties, Inc.	131,752	3,013,168
Ventas, Inc.	58,659	3,761,802
		6,774,970
Health Care Technology–0.18%
†Veeva Systems, Inc. Class A	4,631	971,908
		971,908
Hotels, Restaurants & Leisure–1.73%
†Airbnb, Inc. Class A	8,769	1,111,997
†Chipotle Mexican Grill, Inc.	26,956	1,553,205
Darden Restaurants, Inc.	13,621	2,235,615
†DoorDash, Inc. Class A	8,786	1,254,026
Hilton Worldwide Holdings, Inc.	12,891	2,971,375
		9,126,218
Household Durables–0.51%
†Mohawk Industries, Inc.	13,593	2,184,123
†TopBuild Corp.	1,304	530,480
		2,714,603
Household Products–1.88%
Church & Dwight Co., Inc.	21,590	2,260,905
Kimberly-Clark Corp.	37,637	5,354,992
Reckitt Benckiser Group PLC	38,154	2,334,728
		9,950,625
Independent Power and Renewable Electricity Producers–0.39%
Vistra Corp.	17,354	2,057,143
		2,057,143
Insurance–4.13%
Aflac, Inc.	11,499	1,285,588
Allstate Corp.	38,199	7,244,440
LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	25,117	$3,720,079
Reinsurance Group of America, Inc.	9,113	1,985,449
Ryan Specialty Holdings, Inc.	17,892	1,187,850
Willis Towers Watson PLC	21,813	6,424,583
		21,847,989
Interactive Media & Services–0.24%
†Pinterest, Inc. Class A	38,707	1,252,946
		1,252,946
IT Services–1.96%
Amdocs Ltd.	59,145	5,174,005
†Cloudflare, Inc. Class A	17,273	1,397,213
Cognizant Technology Solutions Corp. Class A	31,885	2,460,884
†MongoDB, Inc.	4,864	1,314,982
		10,347,084
Leisure Products–0.11%
BRP, Inc.	9,848	586,096
		586,096
Life Sciences Tools & Services–0.62%
Agilent Technologies, Inc.	4,027	597,929
†Avantor, Inc.	24,962	645,767
Bio-Techne Corp.	7,145	571,100
†IQVIA Holdings, Inc.	3,189	755,697
†Mettler-Toledo International, Inc.	458	686,863
		3,257,356
Machinery–2.43%
Crane Co.	4,835	765,284
Cummins, Inc.	6,200	2,007,498
Dover Corp.	5,239	1,004,526
Oshkosh Corp.	44,179	4,427,178
Timken Co.	23,923	2,016,470
Weir Group PLC	71,502	2,070,579
Xylem, Inc.	3,910	527,967
		12,819,502
Media–1.84%
Fox Corp. Class B	28,837	1,118,875
Interpublic Group of Cos., Inc.	164,074	5,189,661
Omnicom Group, Inc.	8,897	919,861
†Trade Desk, Inc. Class A	22,568	2,474,581
		9,702,978
Multi-Utilities–2.45%
CMS Energy Corp.	6,690	472,515
Northwestern Energy Group, Inc.	122,964	7,036,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group, Inc.	56,773	$5,460,427
		12,968,942
Oil, Gas & Consumable Fuels–3.95%
Cheniere Energy, Inc.	4,415	793,994
Coterra Energy, Inc.	116,576	2,791,995
Enterprise Products Partners LP	268,203	7,807,389
EQT Corp.	92,875	3,402,940
Occidental Petroleum Corp.	71,183	3,668,772
Permian Resources Corp.	79,366	1,080,171
Targa Resources Corp.	9,042	1,338,307
		20,883,568
Passenger Airlines–0.91%
Southwest Airlines Co.	161,524	4,785,956
		4,785,956
Personal Care Products–0.92%
†elf Beauty, Inc.	4,165	454,110
Kenvue, Inc.	190,012	4,394,977
		4,849,087
Professional Services–0.68%
†Amentum Holdings, Inc.	3,495	112,714
Equifax, Inc.	5,284	1,552,756
Jacobs Solutions, Inc.	3,495	457,496
Verisk Analytics, Inc.	5,391	1,444,572
		3,567,538
Residential REITs–1.44%
Equity Residential	70,093	5,219,125
Essex Property Trust, Inc.	8,155	2,409,150
		7,628,275
Retail REITs–2.64%
Agree Realty Corp.	48,810	3,676,858
Realty Income Corp.	103,824	6,584,518
Regency Centers Corp.	51,436	3,715,222
		13,976,598
Semiconductors & Semiconductor Equipment–1.27%
†Enphase Energy, Inc.	9,751	1,102,058
Marvell Technology, Inc.	7,183	518,038
Monolithic Power Systems, Inc.	2,216	2,048,692
†ON Semiconductor Corp.	25,821	1,874,863
Teradyne, Inc.	8,546	1,144,566
		6,688,217
Software–2.65%
†AppLovin Corp. Class A	10,070	1,314,639
†Cadence Design Systems, Inc.	1,980	536,639
†Datadog, Inc. Class A	16,656	1,916,439
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fair Isaac Corp.	849	$1,650,049
†Guidewire Software, Inc.	6,826	1,248,749
†HubSpot, Inc.	2,719	1,445,420
†Manhattan Associates, Inc.	5,726	1,611,182
†Palantir Technologies, Inc. Class A	76,432	2,843,270
†Zscaler, Inc.	8,401	1,436,067
		14,002,454
Specialized REITs–1.65%
Public Storage	11,601	4,221,256
SBA Communications Corp.	4,538	1,092,297
VICI Properties, Inc.	102,695	3,420,770
		8,734,323
Specialty Retail–0.38%
†Burlington Stores, Inc.	7,524	1,982,424
		1,982,424
Technology Hardware, Storage & Peripherals–0.98%
HP, Inc.	133,773	4,798,438
†Super Micro Computer, Inc.	968	403,075
		5,201,513
Textiles, Apparel & Luxury Goods–0.17%
†On Holding AG Class A	18,035	904,455
		904,455
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.61%
†Beacon Roofing Supply, Inc.	52,573	$4,543,884
Bunzl PLC	66,677	3,150,343
†Core & Main, Inc. Class A	18,747	832,367
MSC Industrial Direct Co., Inc. Class A	61,287	5,274,359
		13,800,953
Total Common Stock (Cost $417,270,098)		495,117,625
PREFERRED STOCK–0.55%
Henkel AG & Co. KGaA 2.20%	30,658	2,880,314
Total Preferred Stock (Cost $1,954,750)		2,880,314

MONEY MARKET FUND–5.49%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	29,037,296	29,037,296
Total Money Market Fund (Cost $29,037,296)		29,037,296

TOTAL INVESTMENTS–99.71% (Cost $448,262,144)	527,035,235
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,515,629
NET ASSETS APPLICABLE TO 36,573,938 SHARES OUTSTANDING–100.00%	$528,550,864

†Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(4,236,187)	USD	3,144,625	12/20/24	$5,760	$—
BOA	CAD	19,942	USD	(14,819)	12/20/24	—	(42)
BOA	GBP	(2,540,946)	USD	3,385,811	12/20/24	—	(10,658)
BOA	GBP	245,389	USD	(328,760)	12/20/24	—	(749)
CITI	EUR	(5,139,763)	USD	5,739,468	12/20/24	—	(847)
GSI	EUR	(5,139,763)	USD	5,735,359	12/20/24	—	(4,956)
GSI	GBP	(2,540,946)	USD	3,386,827	12/20/24	—	(9,642)
JPMC	EUR	(5,139,763)	USD	5,739,034	12/20/24	—	(1,282)
UBS	EUR	(5,139,763)	USD	5,734,280	12/20/24	—	(6,036)
UBS	EUR	(510,168)	USD	570,087	12/20/24	309	—
Total Foreign Currency Exchange Contracts						$6,069	$(34,212)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	British Pound	$501,525	$489,841	12/16/24	$11,684	$—
6	Euro	837,488	830,479	12/16/24	7,009	—
6	Japanese Yen	527,288	535,239	12/16/24	—	(7,951)
					18,693	(7,951)
Equity Contracts:
18	E-mini Russell 2000 Index	2,024,280	1,937,982	12/20/24	86,298	—
17	E-mini S&P 500 Index	4,942,112	4,778,061	12/20/24	164,051	—
40	E-mini S&P MidCap 400 Index	12,594,400	11,991,098	12/20/24	603,302	—
14	Euro STOXX 50 Index	783,880	757,192	12/20/24	26,688	—
4	FTSE 100 Index	443,252	443,913	12/20/24	—	(661)
2	Nikkei 225 Index (OSE)	528,092	505,416	12/12/24	22,676	—
					903,015	(661)
Total Futures Contracts					$921,708	$(8,612)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CITI–Citigroup Global Markets
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
LVIP American Century Select Mid Cap Managed Volatility Fund–5